Organization of The Company and Significant Accounting Policies: Reclassifications (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Reclassifications

Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation.  These reclassifications had no effect on previously reported results of operations or retained earnings.